PROVISION FOR RECLAMATION AND REHABILITATION - Disclosure of detailed information about provision for reclamation and rehabilitation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	$ 8,403	$ 8,195
Accretion	374	208
Disturbance incurred during the year	99	0
Provision for reclamation and rehabilitation, ending balance	8,876	8,403
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	2,182	2,129
Accretion	39	53
Disturbance incurred during the year	0	0
Provision for reclamation and rehabilitation, ending balance	2,221	2,182
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	1,848	1,804
Accretion	30	44
Disturbance incurred during the year	99	0
Provision for reclamation and rehabilitation, ending balance	1,977	1,848
El Cubo, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	4,249	4,148
Accretion	296	101
Disturbance incurred during the year	0	0
Provision for reclamation and rehabilitation, ending balance	4,545	4,249
El Compas, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	124	114
Accretion	9	10
Disturbance incurred during the year	0	0
Provision for reclamation and rehabilitation, ending balance	$ 133	$ 124